Loans and Related Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 14,908	$ 14,859
Total loans	$ 955,871	$ 895,394
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding	1.00%	1.00%
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 557,516	$ 513,120
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	29	44
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	87,270	86,697
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	386,806	350,436
Total Commercial [Member] | Commercial and industrial loans [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	78,981	77,365
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	155,802	147,825
Total Commercial [Member] | Commercial real estate [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,619	8,652
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	14,908	14,859
Total Commercial [Member] | Lease financing [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	670	680
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	398,355	382,274
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, accrued interest, writeoff	143	175
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	269,117	258,888
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	46,293	38,453
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	53,669	56,659
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 29,276	$ 28,274